Reorganization Items	6 Months Ended
Jun. 30, 2016
Text Block [Abstract]
Reorganization Items

4. Reorganization Items

Reorganization items represent amounts incurred subsequent to the Petition Date as a direct result of the filing of the Reorganization Plan and are comprised of the following:

	Successor		Predecessor
	Three Months Ended June 30, 2016	Period from February 10, 2016 to June 30, 2016	Period from January 1, 2016 to February 10, 2016
(in thousands)
Professional fees	$487	$641	$22,716
Net gain on settlement of LSTC	—	—	(1,630,025)
Fresh-start adjustments	—	—	2,060,232

	$487	$641	$452,923

For the periods from February 10, 2016 to June 30, 2016 and from January 1, 2016 to February 10, 2016, cash payments for reorganization items totaled $15.4 million and $7.3 million, respectively.